Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	1 Months Ended	5 Months Ended	12 Months Ended
	Nov. 25, 2019	Nov. 25, 2019	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		$ 765,567	$ 765,567	$ 246,352
IFRS 16 Transition			96,049
Additions			349,129	400,431
Additions from business combinations				167,051
Disposals			(6,995)	0
Other			(32,901)	(2,185)
Depreciation			(74,475)	(45,366)
Impairment			(148,234)
Foreign currency translation			(1,760)	(716)
Ending balance, property, plant and equipment			946,380	765,567
Exeter Property
Reconciliation of changes in property, plant and equipment [abstract]
Impairment	$ (11,000)	(1,400)
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		817,728	817,728
Ending balance, property, plant and equipment			1,221,371	817,728
Cost | Exeter Property
Reconciliation of changes in property, plant and equipment [abstract]
Transfer of land and real estate to held for sale			18,200
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		(52,161)	(52,161)
Ending balance, property, plant and equipment			(126,757)	(52,161)
Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment			(148,234)
Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		763,928	763,928	245,945
Additions			339,743	399,572
Additions from business combinations				166,444
Disposals			(4,869)	0
Other			(24,428)	(2,185)
Depreciation			(63,131)	(45,132)
Impairment			(145,818)
Foreign currency translation			(1,918)	(716)
Ending balance, property, plant and equipment			863,507	763,928
Owned assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		815,718	815,718
Ending balance, property, plant and equipment			1,124,370	815,718
Owned assets | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		(51,790)	(51,790)
Ending balance, property, plant and equipment			(115,045)	(51,790)
Owned assets | Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment			(145,818)
Owned assets | Land and Real Estate | Exeter Property
Reconciliation of changes in property, plant and equipment [abstract]
Transfer of land and real estate to held for sale			24,400
Owned assets | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		39,532	39,532	0
Additions			337	20,865
Additions from business combinations				18,637
Disposals			0	0
Other			(8,347)	0
Depreciation			0	0
Impairment			(893)
Foreign currency translation			(37)	30
Ending balance, property, plant and equipment			30,592	39,532
Owned assets | Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		39,532	39,532
Ending balance, property, plant and equipment			31,485	39,532
Owned assets | Land | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		0	0
Ending balance, property, plant and equipment			0	0
Owned assets | Land | Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment			(893)
Owned assets | Real estate
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		395,055	395,055	76,649
Additions			32,614	130,165
Additions from business combinations				74,373
Disposals			(267)	0
Other			69,001	137,098
Depreciation			(33,942)	(23,280)
Impairment			(82,721)
Foreign currency translation			936	50
Ending balance, property, plant and equipment			380,676	395,055
Reclassification of property, plant and equipment			(34,300)
Owned assets | Real estate | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		420,737	420,737
Ending balance, property, plant and equipment			515,264	420,737
Owned assets | Real estate | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		(25,682)	(25,682)
Ending balance, property, plant and equipment			(51,867)	(25,682)
Owned assets | Real estate | Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment			(82,721)
Owned assets | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		222,884	222,884	145,659
Additions			261,830	164,213
Additions from business combinations				49,913
Disposals			(2,128)	0
Other			(130,522)	(137,098)
Depreciation			0	888
Impairment			(37,741)
Foreign currency translation			(2,790)	(691)
Ending balance, property, plant and equipment			311,533	222,884
Owned assets | Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		222,884	222,884
Ending balance, property, plant and equipment			349,274	222,884
Owned assets | Construction in progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		0	0
Ending balance, property, plant and equipment			0	0
Owned assets | Construction in progress | Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment			(37,741)
Owned assets | Computer software & equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		15,483	15,483	3,494
Additions			9,660	13,757
Additions from business combinations				5,204
Disposals			(52)	0
Other			142	(2,185)
Depreciation			(6,973)	(4,792)
Impairment			(108)
Foreign currency translation			0	5
Ending balance, property, plant and equipment			18,152	15,483
Owned assets | Computer software & equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		20,850	20,850
Ending balance, property, plant and equipment			30,947	20,850
Owned assets | Computer software & equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		(5,367)	(5,367)
Ending balance, property, plant and equipment			(12,687)	(5,367)
Owned assets | Computer software & equipment | Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment			(108)
Owned assets | Furniture & fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		6,465	6,465	3,128
Additions			4,594	4,819
Additions from business combinations				3,806
Disposals			(120)	0
Other			(3,417)	(2,746)
Depreciation			(1,192)	(2,505)
Impairment			(139)
Foreign currency translation			(77)	(37)
Ending balance, property, plant and equipment			6,114	6,465
Owned assets | Furniture & fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		9,312	9,312
Ending balance, property, plant and equipment			9,888	9,312
Owned assets | Furniture & fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		(2,847)	(2,847)
Ending balance, property, plant and equipment			(3,635)	(2,847)
Owned assets | Furniture & fixtures | Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment			(139)
Owned assets | Production & other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		84,509	84,509	17,015
Additions			30,708	65,753
Additions from business combinations				14,511
Disposals			(2,302)	0
Other			48,715	2,746
Depreciation			(21,024)	(15,443)
Impairment			(24,216)
Foreign currency translation			50	(73)
Ending balance, property, plant and equipment			116,440	84,509
Reclassification of property, plant and equipment			34,300
Owned assets | Production & other equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		102,403	102,403
Ending balance, property, plant and equipment			187,512	102,403
Owned assets | Production & other equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		(17,894)	(17,894)
Ending balance, property, plant and equipment			(46,856)	(17,894)
Owned assets | Production & other equipment | Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment			(24,216)
Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		1,639	1,639	407
IFRS 16 Transition			96,049
Additions			9,386	859
Additions from business combinations				607
Disposals			(2,126)	0
Other			(8,473)	0
Depreciation			(11,344)	(234)
Impairment			(2,416)
Foreign currency translation			158	0
Ending balance, property, plant and equipment			82,873	1,639
Right-of-use lease assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		2,010	2,010
Ending balance, property, plant and equipment			97,001	2,010
Right-of-use lease assets | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		(371)	(371)
Ending balance, property, plant and equipment			(11,712)	(371)
Right-of-use lease assets | Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment			(2,416)
Right-of-use lease assets | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		0	0	0
IFRS 16 Transition			30,936
Additions			169	0
Additions from business combinations				0
Disposals			0	0
Other			(3,243)	0
Depreciation			(787)	0
Impairment			0
Foreign currency translation			0	0
Ending balance, property, plant and equipment			27,075	0
Right-of-use lease assets | Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		0	0
Ending balance, property, plant and equipment			27,862	0
Right-of-use lease assets | Land | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		0	0
Ending balance, property, plant and equipment			(787)	0
Right-of-use lease assets | Land | Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment			0
Right-of-use lease assets | Real estate
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		0	0	0
IFRS 16 Transition			62,817
Additions			7,764	0
Additions from business combinations				0
Disposals			(1,957)	0
Other			(5,230)	0
Depreciation			(7,732)	0
Impairment			(2,416)
Foreign currency translation			157	0
Ending balance, property, plant and equipment			53,403	0
Right-of-use lease assets | Real estate | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		0	0
Ending balance, property, plant and equipment			63,548	0
Right-of-use lease assets | Real estate | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		0	0
Ending balance, property, plant and equipment			(7,729)	0
Right-of-use lease assets | Real estate | Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment			(2,416)
Right-of-use lease assets | Production & other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		1,639	1,639	407
IFRS 16 Transition			2,296
Additions			1,453	859
Additions from business combinations				607
Disposals			(169)	0
Other			0	0
Depreciation			(2,825)	(234)
Impairment			0
Foreign currency translation			1	0
Ending balance, property, plant and equipment			2,395	1,639
Right-of-use lease assets | Production & other equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		2,010	2,010
Ending balance, property, plant and equipment			5,591	2,010
Right-of-use lease assets | Production & other equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		$ (371)	(371)
Ending balance, property, plant and equipment			(3,196)	$ (371)
Right-of-use lease assets | Production & other equipment | Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance, property, plant and equipment			$ 0